LONG-TERM DEPOSITS PAYABLE	12 Months Ended
Dec. 31, 2014
LONG-TERM DEPOSITS PAYABLE
LONG-TERM DEPOSITS PAYABLE

14. LONG-TERM DEPOSITS PAYABLE

        The Group receives security deposits from franchisees which are recorded as long-term deposits payable. These deposits are refundable at the end of the franchise agreement period if the franchisees do not breach the franchise agreements. The long-term deposits payable as of December 31, 2013 and 2014 were RMB10.6 million, and RMB10.4 million respectively.